Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Loss Per Share

The following table sets forth the calculation of basic and diluted loss per share for the periods indicated:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2018	2017	2018	2017
Basic and diluted:
Net Loss attributable to equity holders of the Company	$51,940	$9,914	$20,533	$298
Dividend accumulated on preferred shares during the period	$—	$825	$—	$—
Net Loss attributable to equity holders of the Company, after reducing dividend accumulated on preferred shares	$51,940	$10,739	$20,533	$298
Weighted average number of ordinary shares outstanding used in computing basic and diluted net loss per ordinary share	15,721,445	8,223,124	16,092,583	13,051,117
Basic and diluted net loss per ordinary share	$3.30	$1.31	$1.28	$0.02